                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                                  SUPPLEMENT
                             DATED AUGUST 8, 1997
                                    TO THE
                        PROSPECTUS DATED APRIL 30, 1997
                       AS SUPPLEMENTED ON JUNE 13, 1997
                                    FOR THE
                  PROVIDIAN MARQUEE VARIABLE ANNUITY A UNITS

                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)



The second sentence of the second paragraph under the heading "GENERAL ACCOUNT GUARANTEED OPTIONS" on page 5 is hereby amended and restated as follows:

"If your state of issue is IN, MD, MA, OK, PA or TX, then your General Account Guaranteed Options are described in Part 2 of Appendix A."

                                   * * * * *

The first sentence under the heading "Part 1" on page A-1 is hereby amended and restated as follows:

"If your state of issue is any state other than IN, MD, MA, OK, PA or TX, this
Part 1 describes the General Account Guaranteed Options applicable to your Contract."

                                   * * * * *

The first sentence under the heading "Part 2" on page A-4 is hereby amended and restated as follows:

"If your state of issue is IN, MD, MA, OK, PA or TX, this Part 2 describes the General Account Guaranteed Options applicable to your Contract."

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                                  SUPPLEMENT
                             DATED AUGUST 8, 1997
                                    TO THE
                        PROSPECTUS DATED APRIL 30, 1997
                       AS SUPPLEMENTED ON JUNE 13, 1997
                                    FOR THE
                      PROVIDIAN MARQUEE VARIABLE ANNUITY

                                  OFFERED BY
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)



The second sentence of the second paragraph under the heading "GENERAL ACCOUNT GUARANTEED OPTIONS" on page 5 is hereby amended and restated as follows:

"If your state of issue is IN, MD, MA, OK, PA or TX, then your General Account Guaranteed Options are described in Part 2 of Appendix A."

                                   * * * * *

The first sentence under the heading "PART 1" on page A-1 is hereby amended and restated as follows:

"If your state of issue is any state other than IN, MD, MA, OK, PA or TX, this
Part 1 describes the General Account Guaranteed Options applicable to your Contract."

                                   * * * * *

The first sentence under the heading "PART 2" on page A-4 is hereby amended and restated as follows:

"If your state of issue is IN, MD, MA, OK, PA or TX, this Part 2 describes the General Account Guaranteed Options applicable to your Contract."